Financial instruments - Additional Information (Detail) - AUD ($)	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about financial instruments [line items]
Net assets denominated in foreign currencies	$ 23,063,000	$ 21,177,000
Net Liabilities denominated in foreign currencies	8,938,000	6,982,000
Cash and cash equivalents	8,764,000	5,434,000	$ 5,956,000	$ 14,455,000
Foreign currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Net assets denominated in foreign currencies	$ 2,448,320
Net Liabilities denominated in foreign currencies		$ 1,016,515
Foreign currency risk [member] | US dollars [member]
Disclosure of detailed information about financial instruments [line items]
Hypothetical percentage change in risk	10.00%	10.00%
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Hypothetical percentage change in risk	100.00%	100.00%
Favourable/adverse effect on profit before tax and equity	$ 87,640	$ 54,337